Intangible Assets - Changes in Goodwill by Business Segment (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jul. 29, 2016	Apr. 01, 2016	Mar. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 273,725	¥ 426,455			¥ 460,787
Reclassification of goodwill	112,337
Wholesale Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		2,417
Reclassification of goodwill	1,461
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	210,307	¥ 347,573			¥ 384,136
Reclassification of goodwill	¥ 102,710
SMFL Capital Company, Limited [member] | Wholesale Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill				¥ 2,417
Sumitomo mitsui asset management company, limited [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			¥ 38,053
Sumitomo mitsui asset management company, limited [member] | Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			¥ 38,053